Financial Risk Management and Financial Instruments - Schedule of Foreign Currency Sensitivity Analysis (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
US dollars to Euro [member]
Disclosure of detailed information about financial instruments [line items]
Nominal positions	€ 797,927	€ 477,764
Increase in foreign exchange rate	10.00%	10.00%
Profit and loss before tax	€ 79,793	€ 47,776
Equity before tax	79,793	47,776
British pounds to Euro [member]
Disclosure of detailed information about financial instruments [line items]
Nominal positions	€ 1,555	€ (858)
Increase in foreign exchange rate	10.00%	10.00%
Profit and loss before tax	€ 155	€ (86)
Equity before tax	€ 155	€ (86)